Income Taxes (Tables)	12 Months Ended
May 31, 2018
Income Tax Disclosure [Abstract]
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated.

Year Ended May 31,	2018	2017	2016
(In thousands)
United States	$228,976	$133,356	$310,695
Foreign	188,072	110,977	172,771
Income Before Income Taxes	$417,048	$244,333	$483,466

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2018	2017	2016
(In thousands)
Current:
U.S. federal	$27,206	$3,024	$75,200
State and local	8,617	5,115	6,230
Foreign	52,658	27,474	35,179
Total Current	88,481	35,613	116,609
Deferred:
U.S. federal	(8,054)	15,553	17,625
State and local	4,832	1,928	1,907
Foreign	(7,468)	6,568	(10,133)
Total Deferred	(10,690)	24,049	9,399
Provision for Income Taxes	$77,791	$59,662	$126,008

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2018 and 2017 were as follows:

	2018	2017
(In thousands)
Deferred income tax assets related to:
Inventories	$12,491	$14,207
Allowance for losses	5,349	9,148
Bankruptcy note liability	-	37,850
Accrued compensation and benefits	14,812	26,277
Accrued other expenses	14,427	21,935
Other long-term liabilities	15,921	19,947
Net operating loss and credit carryforwards	52,687	89,977
Net unrealized loss on securities	10,236	24,300
Pension and other postretirement benefits	39,863	68,352
Total Deferred Income Tax Assets	165,786	311,993
Less: valuation allowances	(51,540)	(63,686)
Net Deferred Income Tax Assets	114,246	248,307
Deferred income tax (liabilities) related to:
Depreciation	(62,202)	(81,965)
Amortization of intangibles	(114,284)	(149,546)
Unremitted foreign earnings	(19,886)	(94,430)
Total Deferred Income Tax (Liabilities)	(196,372)	(325,941)
Deferred Income Tax Assets (Liabilities), Net	$(82,126)	$(77,634)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2018	2017	2016
(In thousands)
Income tax expense at the U.S. statutory federal income tax rate	$121,812	$85,517	$169,213
Impact of foreign operations	(16,276)	(20,156)	(29,969)
State and local income taxes, net	9,520	4,734	4,310
Domestic manufacturing deduction	(4,839)	(2,537)	(8,030)
Nondeductible business expense	2,473	2,394	2,224
Valuation allowance	(5,235)	933	(3,357)
Deferred tax liability for unremitted foreign earnings	(77,970)	(621)	(3,712)
Non-taxable gain from joint venture	-	-	(2,790)
Other	737	1,476	(1,881)
Equity-based compensation	(4,652)	(12,078)
Transition tax liability	67,899
Remeasurement of U.S. deferred income taxes	(15,678)
Provision for Income Tax Expense	$77,791	$59,662	$126,008
Effective Income Tax Rate	18.7%	24.4%	26.1%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740.  The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2018	2017	2016
Balance at June 1	$13.2	$13.7	$12.9
Additions based on tax positions related to current year	5.1	0.2	0.3
Additions for tax positions of prior years	-	2.9	2.6
Reductions for tax positions of prior years	(4.5)	(3.2)	(1.4)
Foreign currency translation	0.3	(0.4)	(0.7)
Balance at May 31	$14.1	$13.2	$13.7